Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-252215
Entity Registrant Name	Technip Energies N.V.
Entity Central Index Key	0001792045
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	2126, boulevard de la Défense
Entity Address, Postal Zip Code	92000
Entity Address, City or Town	Nanterre
Entity Address, Country	FR
Title of 12(g) Security	Ordinary shares, par value €0.01 per share
Entity Common Stock, Shares Outstanding	179,827,459
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	PricewaterhouseCoopers Audit
Auditor Location	Neuilly-sur-Seine, France
Auditor Firm ID	1347
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Michael McGuinty
Entity Address, Address Line One	2126, boulevard de la Défense
Entity Address, Postal Zip Code	92000
Entity Address, City or Town	Nanterre
Entity Address, Country	FR
Country Region	33
City Area Code	1
Local Phone Number	47 78 21 21
Contact Personnel Email Address	michael.mcguinty@technipenergies.com